Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Bareboat Chartered-in Vessels:

On December 1 and December 10, 2020, the Company sold and leased back M/T Eco Beverly Hills and M/T Eco Bel Air respectively to a third non-affiliated party (the “Navigare Lease”). Each vessel was chartered back on a bareboat basis for five years at a bareboat hire of $16,750 per day for the first two years, $14,000 per day for the next two years and $10,000 per day for the fifth year. The Company does not have any option nor obligation to buy back the vessels. The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions, change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company) and restrictive covenants and performance requirements. The Company must maintain a minimum liquidity of $4,000 at all times which is certified bi-annually. As of December 31, 2023 and 2024, the Company complied with all covenants of the Navigare Lease.

The Company has treated the Navigare lease as an operating lease. An operating lease ROU asset amounting to $45,765 was recognized at the inception of the lease together with a lease liability of $43,759 based on the present value of lease payments over the lease term. The operating lease ROU asset also includes initial direct costs of $1,666 and deferred losses from the sale of the vessels of $340. The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments and was estimated to be 6.72% (same as the weighted average), which was the Company’s estimated incremental borrowing rate, that reflected the interest the Company would have to pay to borrow funds on a collateralized basis over a similar term and similar economic environment. Losses from the sale of these two vessels and initial direct costs which were included in the respective ROU assets are amortized on a straight-line basis over the duration of the lease and are included in operating lease expense in the statement of consolidated income. The cash paid for operating leases with original terms greater than 12 months was $10,220 and $10,039 for the years ended December 31, 2023 and 2024 respectively. The revenue generated from vessels under operating leases with original terms greater than 12 months was $17,520 and $ 16,831 for the years ended December 31, 2023 and 2024 respectively.

The Company’s future minimum operating lease payments required to be made after December 31, 2024, relating to the bareboat chartered-in vessels M/T Eco Beverly Hills and M/T Eco Bel Air are as follows:

Year ending December 31,	Bareboat charter lease payments
2025	6,777
Total	6,777
Less imputed interest	(420)
Total Lease Liability	6,357
Presented as follows:
Short-term lease liability	6,357

The average remaining lease term on our bareboat chartered-in contracts is 11.2 months and as such the operating lease ROU asset has been classified as a current asset in the accompanying consolidated balance sheets. Finally, the maintenance deposit asset of $2,000 has also been classified as current (for each of the M/Ts Eco Bel Air and Eco Beverly Hills the buyer withheld $1,000 as a maintenance deposit, accounted for as a deposit asset, to be released at the end of the lease term, for which the Company has not assigned any probability of them not being returned).

Leases

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

During the year ended December 31, 2024, the Company operated one vessel (M/T Marina Del Rey) under a time charter with Weco Tankers A/S, another vessel (M/T Eco Oceano CA) with CTC, two vessels (M/T Eco West Coast and M/T Eco Malibu) with Clearlake Shipping Pte Ltd and four vessels (M/T Eco Bel Air, M/T Eco Beverly Hills, M/T Julius Caesar and M/T Legio X Equestris) under time charters with Trafigura.

Future minimum time-charter receipts of the Company’s vessels in operation as of December 31, 2024, based on commitments relating to non-cancellable time charter contracts as of December 31, 2024, are as follows :

Year ending December 31,	Time Charter receipts
2025	85,085
2026	60,716
2027	36,816
2028	8,967
2029 and thereafter	72,206
Total	263,790